HOMESTEAD FUNDS, INC.
4301 Wilson Boulevard
Arlington, VA 22203
March 2, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Homestead Funds, Inc. (the “Registrant”)
File Nos. 33-35788, 811-06136
Commissioners:
     Enclosed for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 41 (“PEA 41”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 42 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 41 is being filed to update the Registrant’s registration statement under the revised Form N-1A requirements.
     No fee is required in connection with this filing. Please call the undersigned at (703) 907-5953 if you have any questions or comments regarding this filing.
Very truly yours,
/s/ Kelly Bowers Whetstone, Esq.

Kelly Bowers Whetstone, Esq.

Secretary, Homestead Funds, Inc.
Attachment

cc:	Danielle C. Sieverling
Chief Compliance Officer